Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Stockholders' Equity [Abstract]
Common stock dividends, per share	$ 0.48	$ 0.42	$ 0.23